Pioneer Fund Portfolio
Pioneer Fund Portfolio PORTFOLIO SUMMARY:
Investment Objectives
Reasonable income and capital growth.
Fees and Expenses of the Portfolio
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by your variable life insurance policy or variable annuity contract (the “Contract”). If Contract expenses were reflected, the fees and expenses in the table and Example would be higher. See the Contract prospectus for a description of those fees, expenses and charges.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Pioneer Fund Portfolio (USD $)	Class A	Class B
Shareholder Fees (fees paid directly from your investment)	none	none

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Portfolio Operating Expenses Pioneer Fund Portfolio		Class A	Class B
Management Fee		0.64%	0.64%
Distribution and/or Service (12b-1) Fees		none	0.25%
Other Expenses		0.04%	0.04%
Total Annual Portfolio Operating Expenses		0.68%	0.93%
Fee Waiver	[1]	(0.03%)	(0.03%)
Net Operating Expenses		0.65%	0.90%
[1]	MetLife Advisers, LLC has contractually agreed, for the period April 29, 2013 through April 30, 2014, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.625% of the first $400 million of the Portfolio's average daily net assets, 0.600% of such assets over $400 million up to $900 million and 0.550% of such assets over $900 million. This arrangement may be modified or discontinued prior to April 30, 2014, only with the approval of the Board of Trustees of the Portfolio.

Example
The following Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same, and that all fee waivers for the Portfolio will expire after one year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example Pioneer Fund Portfolio (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	67	215	377	846
Class B	92	295	514	1,144

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 49% of the average value of its portfolio.
Principal Investment Strategies
Pioneer Investment Management, Inc. (“Pioneer”), subadviser to the Portfolio, invests the Portfolio’s assets, under normal circumstances, in a broad group of carefully selected, reasonably priced securities rather than in securities whose prices reflect a premium resulting from their current market popularity. The Portfolio invests predominantly in equity securities. Equity securities include common stocks, convertible debt, depositary receipts, warrants, rights, preferred stocks, and equity interests in real estate investment trusts (“REITs”). The Portfolio may invest up to 20% of its net assets in REITs. The Portfolio may invest up to 20% of its total assets in non-U.S. issuers.

Pioneer uses a value approach to select the Portfolio’s investments. Pioneer seeks securities that it believes are selling at reasonable prices or substantial discounts to their underlying values and holds these securities until the market values reflect their intrinsic values. Pioneer focuses on the quality and price of individual issuers, not on economic sector or market timing strategies. Factors that Pioneer uses in selecting investments include, but are not limited to:
  favorable expected returns relative to perceived risk
  above average potential for earnings and revenue growth
  a sustainable competitive advantage (e.g., brand name, customer base, proprietary technology, economies of scale)
  potential to provide reasonable income
  low market valuations relative to earnings forecast, book value, cash flow and sales

Principal Risks
As with all mutual funds, there is no guarantee that the Portfolio will achieve its investment objectives. You could lose money by investing in the Portfolio. An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in more detail in “Principal Risks of Investing in the Portfolio” in the Prospectus, any of which could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate.

Market Risk.    The Portfolio’s share price can fall because of, among other things, a decline in the market as a whole, deterioration in the prospects for a particular industry or company, or changes in general economic conditions, such as prevailing interest rates and investor sentiment. Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities held by the Portfolio.

Foreign Investment Risk.    Investments in foreign securities tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. To the extent foreign securities are denominated in foreign currencies, their values may be adversely affected by changes in currency exchange rates. All of the risks of investing in foreign securities are typically increased by investing in emerging market countries.

Market Capitalization Risk.    Investing primarily in issuers in one market capitalization category (large, medium or small) carries the risk that due to current market conditions that category may be out of favor with investors. Larger, more established companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies. Stocks of smaller companies may be more volatile than those of larger companies due to, among other things, narrower product lines, more limited financial resources and fewer experienced managers. In addition, there is typically less publicly available information about small capitalization companies, and their stocks may have a more limited trading market than stocks of larger companies.

Investment Style Risk.    Different investment styles such as growth or value tend to shift in and out of favor, depending on market and economic conditions as well as investor sentiment. The Portfolio may outperform or underperform other funds that employ a different investment style.

Real Estate Investment Risk.    Investments in real estate investment trusts and other real estate related securities may be adversely impacted by the performance of the real estate market generally or that of a particular sub-sector or geographic region.

Convertible Securities Risk. Investments in convertible securities may be subject to market risk, credit and counterparty risk, interest rate risk and other risks associated with investments in equity and fixed income securities, depending on the price of the underlying security and the conversion price. In addition, a convertible security may be bought back by the issuer at a time and a price that is disadvantageous to the Portfolio.
Past Performance
The information below shows the volatility of the Portfolio’s returns from year to year and how the Portfolio’s average annual returns over time compare with those of a broad-based securities market index. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

The historical performance shown below for the Portfolio’s Class A shares prior to May 1, 2006 is the performance of the Portfolio’s predecessor fund managed by Pioneer using the same investment objective and strategy as the Portfolio.
Year-by-Year Total Return for Class A Shares as of December 31 of Each Year

Highest Quarter	2nd — 2009	14.10%
Lowest Quarter	4th — 2008	-20.24%

Average Annual Total Return as of December 31, 2012
Average Annual Total Returns Pioneer Fund Portfolio	1 Year	5 Years	10 Years	Since Inception	Inception Date
Class A	10.59%	0.41%	6.12%
Class B	10.38%			13.61%	Apr. 28, 2009
S&P 500 Index (reflects no deduction for mutual fund fees or expenses)	16.00%	1.66%	7.10%